Accounts Receivable	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accounts Receivable

10. ACCOUNTS RECEIVABLE

Accounts receivable are comprised principally of amounts owed from EGPC. There were no amounts due from related parties and no loans to management or employees as at December 31, 2020 or December 31, 2019.